Employee costs and share plans for employees - Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee costs and share plans for employees
Wages and salaries	$ 10,340	$ 9,341	$ 8,656
Social security costs	1,224	1,100	991
Pension costs	614	537	546
Other employment costs	1,531	1,357	1,338
Total employee benefits expense	13,709	12,335	11,531
Severance costs	$ 283	$ 123	$ 227